ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Energy Vault, Inc. (the “Company”) was incorporated in the state of Delaware in October 2017 and is headquartered in Los Angeles, California. The Company is engaged in the design and development of gravity and kinetic energy based, long-duration energy storage solutions that will enable deployment of clean and renewable energy and sustainable electricity. The Company is developing a full-scale commercial demonstration unit (the “Prototype”) located in Arbedo-Castione Switzerland. In July 2020, the Prototype achieved mechanical completion and was connected to the Swiss national electricity grid.

The Company has a wholly owned subsidiary, Energy Vault SA, which was formed in December 2017 in Lugano Switzerland to build the Prototype and operate as the Company’s European headquarters.

Merger with Novus Capital Corp II

On September 8, 2021, Novus Capital Corporation II (“Novus”) (NASDAQ:NXU), a special purpose acquisition company announced that it had entered into a definitive agreement for a business combination (“merger”) that would result in the Company becoming a wholly owned subsidiary of Novus. The merger is expected to complete in early 2022.

As of September 30, 2021, the Company has incurred and capitalized $1.2 million of merger related costs. The capitalized costs have been recorded in the balance sheet in other current assets. Out of the aggregate $1.2 million merger related costs, $0.5 million has been paid and $0.7 million is recorded within account payable.

Basis of Presentation and Liquidity

The Company’s consolidated financial statements are prepared on a going concern basis that contemplates the realization of assets and extinguishment of liabilities in the normal course of business. The Company has not yet generated revenues from its principal operations and has incurred net operating losses and negative cash flows from operations since inception. As of September 30, 2021, and December 31, 2020, the Company had an accumulated deficit of $56.2 million and $37.6 million, respectively. Management expects to incur additional losses in the future to conduct research and development and will use cash to continue to invest in the development of the Prototype or additional prototypes. To date, the Company’s principal source of liquidity has been net proceeds received from the issuance of preferred stock and convertible debt.

The Company will need to raise additional capital to fully implement its business plan. During August and September 2021, the Company closed a private placement with large institutional investors and existing stockholders consisting of the sale of 2,182,515 shares of the Company’s Series C Preferred Stock amounting to $107 million, at a price of $49.0258 per share. Management expects to use the proceeds from the private placement to continue its research efforts and to finance the ongoing operations of the Company. Management believes its plans and additional funding raised, alleviates any substantial doubt about the Company’s ability to continue as a going concern for at least the next twelve months.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Energy Vault, Inc. (the “Company”) was incorporated in the state of Delaware in October 2017 and is headquartered in Los Angeles, California. The Company is engaged in the design and development of gravity and kinetic energy based, long-duration energy storage solutions that will enable deployment of clean and renewable energy and sustainable electricity. The Company is developing a full-scale commercial demonstration unit (the “Prototype”) located in Arbedo-Castione Switzerland. In July 2020, the Prototype achieved mechanical completion and was connected to the Swiss national electricity grid.

The Company has a wholly owned subsidiary, Energy Vault SA, which was formed in December 2017 in Lugano Switzerland to build the Prototype and operate as the Company’s European headquarters.

Since inception, the Company has been primarily involved in research and development activities. The Company devotes substantially all its efforts to product research and development, initial market development and raising capital. The Company is subject to a number of risks similar to those of other early-stage companies, including dependence on key individuals, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its products and technology.

Basis of Presentation and Liquidity

The consolidated financial statements are prepared on a going concern basis that contemplates the realization of assets and extinguishment of liabilities in the normal course of business. The Company has not yet generated revenues from its principal operations and has incurred net operating losses and negative cash flows from operations since inception. As of December 31, 2020, and 2019, the Company had an accumulated deficit of $37.6 million and $13.5 million, respectively. Management expects to incur additional losses in the future to conduct research and development and will use cash to continue to invest in the development of the Prototype or additional prototypes. To date, the Company’s principal source of liquidity has been net proceeds received from the issuance of preferred stock and convertible debt. The Company will need to raise additional capital to fully implement its business plan. During August and September 2021, the Company closed a private placement with large institutional investors and existing stockholders consisting of the sale of 2,182,515 shares of the Company’s Series C Preferred Stock amounting to $107 million, at a price of $49.0258 per share. Management expects to use the proceeds from the private placement to continue its research efforts and to finance the ongoing operations of the Company. The Company is also seeking to access the capital markets by entering into a definitive business combination agreement dated September 8, 2021 with Novus Capital Corporation II, a Special Purpose Acquisition Company (“SPAC”). The business combination is expected to close by the latter half of 2021, subject to approval from Novus and the Company’s shareholders. Management believes its plans and additional funding raised, alleviates any substantial doubt about the Company’s ability to continue as a going concern.